Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Loans

Note 6:   Loans

Major classifications of loans at the indicated dates are as follows:

	June 30,	December 31,
(In thousands)	2020	2019
Residential mortgage loans:
1-4 family first-lien residential mortgages	$212,741	$209,559
Construction	3,678	3,963
Loans held-for-sale (1)	-	35,790
Total residential mortgage loans	216,419	249,312

Commercial loans:
Real estate	260,824	254,257
Lines of credit	53,509	58,617
Other commercial and industrial	83,167	82,092
Paycheck Protection Program loans	73,774	-
Tax exempt loans	7,644	8,067
Total commercial loans	478,918	403,033

Consumer loans:
Home equity and junior liens	42,587	46,389
Other consumer	69,915	82,607
Total consumer loans	112,502	128,996

Total loans	807,839	781,341
Net deferred loan fees	(1,830)	110
Less allowance for loan losses	(10,553)	(8,669)
Loans receivable, net	$795,456	$772,782

(1)

Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value.  At December 31, 2019, the loans under contract to be sold had a principal balance of $35.8 million and net deferred fees of $146,000.  These loans were transferred at their amortized cost of $35.9 million as of December 31, 2019, as the fair value of these loans was greater than the amortized cost.

Although the Bank may sometimes purchase or fund loan participation interests outside of its primary market areas, the Bank generally originates residential mortgage, commercial, and consumer loans largely to customers throughout Oswego and Onondaga counties. Although the Bank has a diversified loan portfolio, a substantial portion of its borrowers’ abilities to honor their loan contracts is dependent upon the counties’ employment and economic conditions.

As part of the Company’s overall balance sheet management strategies and the management’s ongoing efforts to profitably deploy its increased capital position following the equity sales transactions completed in May 2019, the Bank acquired seven diverse pools of loans, originated by unrelated third parties, in six separate transactions during 2019.  The purchase of participations in loans that are originated by third parties only occurs after the completion of thorough pre-acquisition due diligence.  Loans in which the Company acquires a participating interest are determined to meet, in all material respects, the Company’s internal underwriting policies, including credit and collateral suitability thresholds, prior to acquisition.  In addition, the financial condition of the originating entity, which are generally retained as the ongoing loan servicing provider for participations acquired by the Bank, are analyzed prior to the acquisition of the participating interests and monitored on a regular basis thereafter for the life of those interests.

The following table presents details regarding the purchased loan pools:	June 30,	December 31,
(In thousands, except number of loans)	2020	2019
Purchased residential real estate loans
Original Balance	$2,100	$2,100
Current Balance	2,000	2,100
Unamortized Premium	131	135
Percent Owned	100%	100%
Number of Loans	25	25
Maturity range	22-24 years	22-24 years
Cumulative net charge-offs	-	-

Purchased other commercial and industrial loans
Original Balance	6,800	6,800
Current Balance	6,100	6,600
Unamortized Premium	-	-
Percent Owned	100%	100%
Number of Loans	41	43
Maturity range	4-10 years	4-10 years
Cumulative net charge-offs	-	-

Purchased home equity lines of credit:
Original Balance	21,900	21,900
Current Balance	17,300	20,100
Unamortized Premium	347	390
Percent Owned	100%	100%
Number of Loans	335	376
Maturity range	4-30 years	4-30 years
Cumulative net charge-offs	-	-

Purchased automobile loans:
Original Balance	50,400	50,400
Current Balance	22,300	27,200
Unamortized Premium	768	930
Percent Owned	90%	90%
Number of Loans	1,484	1,657
Maturity range	2-6 years	2-6 years
Cumulative net charge-offs	212	196

Purchased unsecured consumer loan pool 1:
Original Balance	5,400	5,400
Current Balance	4,300	5,000
Unamortized Premium	-	-
Percent Owned	100%	100%
Number of Loans	82	87
Maturity range	4-10 years	4-10 years
Cumulative net charge-offs	-	-

Purchased unsecured consumer loan pool 2:
Original Balance	26,600	26,600
Current Balance	21,200	25,800
Unamortized Premium	86	114
Percent Owned	59%	59%
Number of Loans	2,535	2,768
Maturity range	3-5 years	3-5 years
Cumulative net charge-offs	219	-

Purchased unsecured consumer loan pool 3:
Original Balance	10,300	10,300
Current Balance	7,600	10,300
Unamortized Premium	185	245
Percent Owned	100%	100%
Number of Loans	3,609	4,259
Maturity range	0-7 years	0-7 years
Cumulative net charge-offs	-	-

As of June 30, 2020 and December 31, 2019, residential mortgage loans with a carrying value of $107.7 million and $136.9 million, respectively, have been pledged by the Company to the Federal Home Loan Bank of New York (“FHLBNY”) under a blanket collateral agreement to secure the Company’s line of credit and term borrowings.

Loan Origination / Risk Management

The Company’s lending policies and procedures are presented in Note 5 to the audited consolidated financial statements included in the 2019 Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 23, 2020 and have not changed.  As part of the execution of the Company’s overall balance sheet management strategies, the Bank will acquire participating interests in loans originated by unrelated third parties on a sporadic basis.  The purchase of participations in loans that are originated by third parties only occurs after the completion of thorough pre-acquisition due diligence.  Loans in which the Company acquires a participating interest are determined to meet, in all material respects, the Company’s internal underwriting policies, including credit and collateral suitability thresholds, prior to acquisition.  In addition, the financial condition of the originating financial institutions, which are generally retained as the ongoing loan servicing provider for participations acquired by the Bank, are analyzed prior to the acquisition of the participating interests and monitored on a regular basis thereafter for the life of those interests.

To develop and document a systematic methodology for determining the allowance for loan losses, the Company has divided the loan portfolio into three portfolio segments, each with different risk characteristics but with similar methodologies for assessing risk.  Each portfolio segment is broken down into loan classes where appropriate.  Loan classes contain unique measurement attributes, risk characteristics, and methods for monitoring and assessing risk that are necessary to develop the allowance for loan losses.  Unique characteristics such as borrower type, loan type, collateral type, and risk characteristics define each class.

The following table illustrates the portfolio segments and classes for the Company’s loan portfolio:

Portfolio Segment	Class

Residential Mortgage Loans	1-4 family first-lien residential mortgages
Construction

Commercial Loans	Real estate
Lines of credit
Other commercial and industrial
Tax exempt loans

Consumer Loans	Home equity and junior liens
Other consumer

The following tables present the classes of the loan portfolio, not including net deferred loan costs, summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of the dates indicated:

	As of June 30, 2020
		Special
(In thousands)	Pass	Mention	Substandard	Doubtful	Total
Residential mortgage loans:
1-4 family first-lien residential mortgages	$208,783	$1,295	$1,609	$1,054	$212,741
Construction	3,678	-	-	-	3,678
Loans held-for-sale	-	-	-	-	-
Total residential mortgage loans	212,461	1,295	1,609	1,054	216,419
Commercial loans:
Real estate	243,749	9,150	7,218	707	260,824
Lines of credit	46,241	4,297	2,971	-	53,509
Other commercial and industrial	72,499	8,689	1,940	39	83,167
Paycheck Protection Program loans	73,774	-	-	-	73,774
Tax exempt loans	7,644	-	-	-	7,644
Total commercial loans	443,907	22,136	12,129	746	478,918
Consumer loans:
Home equity and junior liens	41,725	221	367	274	42,587
Other consumer	69,619	101	195	-	69,915
Total consumer loans	111,344	322	562	274	112,502
Total loans	$767,712	$23,753	$14,300	$2,074	$807,839

	As of December 31, 2019
		Special
(In thousands)	Pass	Mention	Substandard	Doubtful	Total
Residential mortgage loans:
1-4 family first-lien residential mortgages	$205,554	$1,093	$1,731	$1,181	$209,559
Construction	3,963	-	-	-	3,963
Loans held-for-sale	35,790	-	-	-	35,790
Total residential mortgage loans	245,307	1,093	1,731	1,181	249,312
Commercial loans:
Real estate	238,288	12,473	3,194	302	254,257
Lines of credit	50,396	7,945	276	-	58,617
Other commercial and industrial	72,653	8,473	923	43	82,092
Tax exempt loans	8,067	-	-	-	8,067
Total commercial loans	369,404	28,891	4,393	345	403,033
Consumer loans:
Home equity and junior liens	45,414	191	477	307	46,389
Other consumer	82,252	167	188	-	82,607
Total consumer loans	127,666	358	665	307	128,996
Total loans	$742,377	$30,342	$6,789	$1,833	$781,341

Management has reviewed its loan portfolio and determined that, to the best of its knowledge, no material exposure exists to sub-prime or other high-risk residential mortgages.  The Company is not in the practice of originating these types of loans.

Nonaccrual and Past Due Loans

Loans are placed on nonaccrual when the contractual payment of principal and interest has become 90 days past due or management has serious doubts about further collectability of principal or interest, even though the loan may be currently performing.

Loans are considered past due if the required principal and interest payments have not been received within thirty days of the payment due date.

An age analysis of past due loans, not including net deferred loan costs, segregated by portfolio segment and class of loans, as of June 30, 2020 and December 31, 2019, are detailed in the following tables:

	As of June 30, 2020

	30-59 Days	60-89 Days	90 Days	Total		Total Loans
(In thousands)	Past Due	Past Due	and Over	Past Due	Current	Receivable
Residential mortgage loans:
1-4 family first-lien residential mortgages	$988	$130	$1,038	$2,156	$210,585	$212,741
Construction	-	-	-	-	3,678	3,678
Loans held-for-sale	-	-	-	-	-	-
Total residential mortgage loans	988	130	1,038	2,156	214,263	216,419
Commercial loans:
Real estate	74	2,000	4,034	6,108	254,716	260,824
Lines of credit	1,299	1,844	430	3,573	49,936	53,509
Other commercial and industrial	6,645	4,076	1,992	12,713	70,454	83,167
Paycheck Protection Program loans	-	-	-	-	73,774	73,774
Tax exempt loans	-	-	-	-	7,644	7,644
Total commercial loans	8,018	7,920	6,456	22,394	456,524	478,918
Consumer loans:
Home equity and junior liens	222	-	344	566	42,021	42,587
Other consumer	323	126	196	645	69,270	69,915
Total consumer loans	545	126	540	1,211	111,291	112,502
Total loans	$9,551	$8,176	$8,034	$25,761	$782,078	$807,839

	As of December 31, 2019

	30-59 Days	60-89 Days	90 Days	Total		Total Loans
(In thousands)	Past Due	Past Due	and Over	Past Due	Current	Receivable
Residential mortgage loans:
1-4 family first-lien residential mortgages	$947	$744	$1,613	$3,304	$206,255	$209,559
Construction	-	-	-	-	3,963	3,963
Loans held-for-sale	-	-	-	-	35,790	35,790
Total residential mortgage loans	947	744	1,613	3,304	246,008	249,312
Commercial loans:
Real estate	953	100	2,271	3,324	250,933	254,257
Lines of credit	4,464	25	68	4,557	54,060	58,617
Other commercial and industrial	2,747	315	591	3,653	78,439	82,092
Tax exempt loans	-	-	-	-	8,067	8,067
Total commercial loans	8,164	440	2,930	11,534	391,499	403,033
Consumer loans:
Home equity and junior liens	315	130	480	925	45,464	46,389
Other consumer	335	50	151	536	82,071	82,607
Total consumer loans	650	180	631	1,461	127,535	128,996
Total loans	$9,761	$1,364	$5,174	$16,299	$765,042	$781,341

Nonaccrual loans, segregated by class of loan, were as follows:

	June 30,	December 31,
(In thousands)	2020	2019
Residential mortgage loans:
1-4 family first-lien residential mortgages	$1,038	$1,613
	1,038	1,613
Commercial loans:
Real estate	4,094	2,343
Lines of credit	430	68
Other commercial and industrial	2,283	591
	6,807	3,002
Consumer loans:
Home equity and junior liens	344	480
Other consumer	196	151
	540	631
Total nonaccrual loans	$8,385	$5,246

The Company is required to disclose certain activities related to Troubled Debt Restructurings (“TDR”) in accordance with accounting guidance. Certain loans have been modified in a TDR where economic concessions have been granted to a borrower who is experiencing, or expected to experience, financial difficulties. These economic concessions could include a reduction in the loan interest rate, extension of payment terms, reduction of principal amortization, or other actions that it would not otherwise consider for a new loan with similar risk characteristics.

The Company is required to disclose new TDRs for each reporting period for which an income statement is being presented.  The pre-modification outstanding recorded investment is the principal loan balance less the provision for loan losses before the loan was modified as a TDR.  The post-modification outstanding recorded investment is the principal balance less the provision for loan losses after the loan was modified as a TDR.  Additional provision for loan losses is the change in the allowance for loan losses between the pre-modification outstanding recorded investment and post-modification outstanding recorded investment.

The Company had no loans that were modified as TDRs for the three months ended June 30, 2020.

The Company had no loans that were modified as TDRs for the six months ended June 30, 2020.

The table below details one loan that was modified as a TDR for the three months ended June 30, 2019.

	For the three months ended June 30, 2019
(In thousands)	Number of loans	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Additional provision for loan losses
Residential real estate loans	1	$205	$250	$-

The TDR evaluated for impairment for the three months ended June 30, 2019 was classified as a TDR due to economic concessions granted, which consisted of additional funds advanced without associated increases in collateral and an extended maturity date that will result in a delay in payment from the original contractual maturity.

The table below details one loan that was modified as a TDR for the six months ended June 30, 2019.

	For the six months ended June 30, 2019
(In thousands)	Number of loans	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Additional provision for loan losses
Residential real estate loans	1	$205	$250	$-

The TDR evaluated for impairment for the six months ended June 30, 2019 was classified as a TDR due to economic concessions granted, which consisted of additional funds advanced without associated increases in collateral and an extended maturity date that will result in a delay in payment from the original contractual maturity.

The Company is required to disclose loans that have been modified as TDRs within the previous 12 months in which there was payment default after the restructuring.  The Company defines payment default as any loans 90 days past due on contractual payments.

The Company had no loans that were modified as TDRs during the twelve months prior to June 30, 2020, which had subsequently defaulted during the six months ended June 30, 2020.

The Company had no loans that were modified as TDRs during the twelve months prior to June 30, 2019, which had subsequently defaulted during the six months ended June 30, 2019.

The United States has been operating under a state of emergency related to the Coronavirus Disease 2019 (“COVID-19”) pandemic since March 13, 2020.  The direct and indirect effects of the COVID-19 pandemic have resulted in a dramatic reduction in economic activity that has severely hampered the ability for businesses and consumers to meet their current repayment obligations. The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), signed into law on March 27, 2020, in addition to providing financial assistance to both businesses and consumers, creates a forbearance program for federally-backed mortgage loans, protects borrowers from negative credit  reporting due to loan  accommodations related to the national  emergency, and provides financial  institutions the option to temporarily suspend certain requirements under GAAP related to troubled debt restructurings for a limited period of time to account for the effects of COVID-19. The banking regulatory agencies have likewise issued guidance encouraging financial institutions to work prudently with borrowers who are, or may be, unable to meet their contractual payment obligations because of the effects of COVID-19. That guidance, with concurrence of the Financial Accounting Standards Board, and provisions of the CARES Act allow modifications made on a good faith basis in response to COVID-19 to borrowers who were generally current with their payments prior to any relief, to not be treated as troubled debt restructurings. Modifications may include payment deferrals, fee waivers, extensions of repayment term, or other delays in payment.  Through July 7, 2020, the Bank granted payment deferral requests primarily for 90 days, on 556 loans representing approximately $145.6 million of existing loan balances.  To the extent that such modifications meet the criteria previously described, such modifications are not expected to be classified as troubled debt restructurings.

When the Company modifies a loan within a portfolio segment that is individually evaluated for impairment, a potential impairment is analyzed either based on the present value of the expected future cash flows discounted at the interest rate of the original loan terms or the fair value of the collateral less costs to sell. If it is determined that the value of the loan is less than its recorded investment, then impairment is recognized as a component of the provision for loan losses, an associated increase to the allowance for loan losses or as a charge-off to the allowance for loan losses in the current period.

Impaired Loans

The following table summarizes impaired loan information by portfolio class at the indicated dates:

	June 30, 2020			December 31, 2019
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
(In thousands)	Investment	Balance	Allowance	Investment	Balance	Allowance
With no related allowance recorded:
1-4 family first-lien residential mortgages	$680	$680	$-	$1,027	$1,027	$-
Commercial real estate	4,217	4,294	-	3,996	4,067	-
Commercial lines of credit	80	80	-	86	86	-
Other commercial and industrial	333	353	-	69	77	-
Home equity and junior liens	77	77	-	40	40	-
Other consumer	85	85	-	55	55	-

With an allowance recorded:
1-4 family first-lien residential mortgages	918	918	153	584	584	97
Commercial real estate	444	444	64	450	450	78
Commercial lines of credit	98	98	98	98	98	98
Other commercial and industrial	729	729	563	866	866	406
Home equity and junior liens	142	142	142	180	180	150
Other consumer	-	-	-	36	36	1
Total:
1-4 family first-lien residential mortgages	1,598	1,598	153	1,611	1,611	97
Commercial real estate	4,661	4,738	64	4,446	4,517	78
Commercial lines of credit	178	178	98	184	184	98
Other commercial and industrial	1,062	1,082	563	935	943	406
Home equity and junior liens	219	219	142	220	220	150
Other consumer	85	85	-	91	91	1
Totals	$7,803	$7,900	$1,020	$7,487	$7,566	$830

At June 30, 2020, the Company had outstanding balances of $12.1 million of commercial loans categorized as substandard under the Company’s internal classification policies.  Of the $12.1 million in commercial loans categorized as substandard, $6.2 million represent loans that were accruing interest and $5.9 million represent loans that were in nonaccrual status at June 30, 2020. At June 30, 2020, the Company had a total of $6.8 million in nonaccrual commercial loans of which $900,000 were rated special mention or better.  Per the Company’s policy, a commercial loan is measured for impairment if: (1) the loan is rated substandard or worse, (2) is on nonaccrual, and (3) above our TRC threshold balance of $100,000 or classified as a TDR.  See the Application of Critical Accounting Policies in Item 2 for further details. Internal classifications were determined at June 30, 2020 based on the Company’s evaluation of individual loans considering all factors in evidence as of the evaluation date.  Due to the currently high degree of economic uncertainty, related primarily to the ongoing COVID-19 pandemic, loan classifications and estimates of future loan losses may be subject to significant changes in future periods.

The following table presents the average recorded investment in impaired loans for the periods indicated:

	For the three months ended		For the six months ended
	June 30,		June 30,
(In thousands)	2020	2019	2020	2019
1-4 family first-lien residential mortgages	$1,601	$1,528	$1,604	$1,627
Commercial real estate	4,544	3,662	4,511	3,399
Commercial lines of credit	180	344	181	314
Other commercial and industrial	972	1,100	959	1,008
Home equity and junior liens	219	227	219	220
Other consumer	88	99	89	66
Total	$7,604	$6,960	$7,563	$6,634

The following table presents the cash basis interest income recognized on impaired loans for the periods indicated:

	For the three months ended		For the six months ended
	June 30,		June 30,
(In thousands)	2020	2019	2020	2019
1-4 family first-lien residential mortgages	$15	$23	$27	$35
Commercial real estate	38	57	69	85
Commercial lines of credit	3	14	5	18
Other commercial and industrial	6	24	22	38
Home equity and junior liens	1	3	4	6
Other consumer	2	3	3	3
Total	$65	$124	$130	$185

NOTE 5: LOANS

Major classifications of loans are as follows:

	December 31,	December 31,
(In thousands)	2019	2018
Residential mortgage loans:
1-4 family first-lien residential mortgages	$209,559	$232,523
Construction	3,963	7,121
Loans held-for-sale (1)	35,790	-
Total residential mortgage loans	249,312	239,644

Commercial loans:
Real estate	254,257	212,314
Lines of credit	58,617	44,235
Other commercial and industrial	82,092	63,359
Tax exempt loans	8,067	9,320
Total commercial loans	403,033	329,228

Consumer loans:
Home equity and junior liens	46,389	26,109
Other consumer	82,607	25,424
Total consumer loans	128,996	51,533

Total loans	781,341	620,405
Net deferred loan fees	110	(135)
Less allowance for loan losses	(8,669)	(7,306)
Loans receivable, net	$772,782	$612,964

(1)

Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value.  The loans under contract to be sold had a principal balance of $35.8 million and net deferred fees of $146,000 at December 31, 2019.  These loans were transferred at their amortized cost of $35.9 million as of December 31, 2019, as the fair value of these loans was greater than the amortized cost.

The Bank may occasionally purchase or fund loan participation interests in commercial real estate that are outside of its primary market areas, however, the Bank almost exclusively originates residential mortgage, commercial business, and consumer loans to customers throughout Oswego, NY and Onondaga, NY and the surrounding counties. The Company has what management considers to be a well-diversified loan portfolio.  However, a substantial portion of its borrowers’ abilities to honor their contracts is dependent upon the counties’ general employment and economic conditions.

In addition, the Bank will, from time to time, purchase aggregated pools of homogenous consumer or commercial business loans from unaffiliated third parties.  These purchases are made primarily as an alternative to investment in debt securities. The following summarizes the Bank’s positions in these acquisitions at December 31, 2019 and December 31, 2018:

The Bank acquired $15.6 million, $10.2 million and $24.6 million of loans originated by an unrelated financial institution, located outside of the Bank’s market area, in January 2017, April 2017, and March 2019, respectively. The acquired loan pools represented a 90% participating interest in a total of 2,283 loans secured by liens on automobiles with original maturities ranging primarily from two to six years. These loans will be serviced through their respective maturities by the originating financial institution. At December 31, 2019 and December 31, 2018, there were 1,657 loans outstanding with a remaining carrying value of $27.2 million, and 909 loans outstanding with a remaining outstanding carrying value of $13.3 million, respectively. The unamortized premium included in the carrying value At December 31, 2019 and December 31, 2018 was $930,000 and $534,000, respectively.  Since the acquisition of these loan pools, a total of 29 loans had cumulative net charge-offs totaling $196,000 with $77,000 in net charge-offs occurring in the twelve months ended December 31, 2019.

The Bank acquired a $5.0 million pool of consumer loans and $5.0 million pool of commercial and industrial loans originated by an unrelated financial institution, located outside of the Bank’s market area, in June 2019.  In December 2019, the Bank acquired an additional $1.8 million in commercial and industrial loans and $392,000 of consumer loans from the same institution.  The acquired loan pools represented a 100% interest in a total of 89 unsecured consumer loans and a total of 43 commercial and industrial loans.  These loans have maturities ranging primarily from four to ten years. At December 31, 2019 there were 87 unsecured consumer loans outstanding with a remaining outstanding carrying value of $5.0 million and 43 commercial and industrial loans outstanding with a remaining outstanding carrying value of $6.6 million.  These loans have no unamortized premium or discount included in the carrying value.  No charge-offs have occurred since the acquisition of these loan pools.

The Bank acquired a $21.9 million pool of home equity lines of credit originated by an unrelated financial technology company, located outside of the Bank’s market area, in August 2019.  The acquired loan pool represented a 100% interest in a total of 395 secured home equity lines of credit.  These lines of credit have maturities ranging primarily from four to thirty years. These lines of credit will be serviced through their respective maturities by the originating financial technology company.  At December 31, 2019, there were 376 secured home equity lines of credit outstanding with a remaining outstanding carrying value of $20.1 million.  The unamortized premium included in the carrying value at December 31, 2019 was $390,000.  No charge-offs have occurred since the acquisition of these loan pools.

The Bank acquired a $26.6 million pool of unsecured consumer loans originated by an unrelated financial technology company, located outside of the Bank’s market area, in November 2019.  The acquired loan pool represents a 59.2% interest in a total of 2,787 unsecured consumer loans.  These loans have maturities ranging primarily from three to five years. These loans will be serviced through their respective maturities by the originating unrelated financial technology company.  At December 31, 2019, there were 2,768 unsecured consumer loans outstanding with a remaining outstanding carrying value of $25.8 million.  The unamortized premium included in the carrying value at December 31, 2019 was $114.000.  No charge-offs have occurred since the acquisition of these loan pools.

The Bank acquired a $10.3 million pool of unsecured consumer loans originated by an unrelated financial technology company, located outside of the Bank’s market area, in December 2019.  The acquired loan pool represents a 100% interest in a total of 4,259 unsecured consumer loans.  These loans have maturities ranging primarily from less than one year to three to seven years. These loans will be serviced through their respective maturities by the originating unrelated financial technology company.  At December 31, 2019, there were 4,259 unsecured consumer loans outstanding with a remaining outstanding carrying value of $10.3 million.  The unamortized premium included in the carrying value at December 31, 2019 was $245,000.  No charge-offs have occurred since the acquisition of these loan pools.

The Bank acquired a $2.1 million pool of secured first lien residential mortgages originated by an unrelated non-profit housing and community development organization, located within the Bank’s market area, in December 2019.  The acquired loan pool represents a 100% interest in a total of 25 secured first lien residential mortgages.  These loans have maturities ranging primarily from 22 to 24 years. These loans will be serviced through their respective maturities by the unrelated non-profit housing and community development organization.  At December 31, 2019, there were 25 unsecured consumer loans outstanding with a remaining outstanding carrying value of $2.1 million.  The unamortized premium included in the carrying value at December 31, 2019 was $135,000.  No charge-offs have occurred since the acquisition of these loan pools.

As of December 31, 2019 and December 31, 2018, residential mortgage loans with a carrying value of $136.9 million and $154.9 million, respectively, have been pledged by the Company to the Federal Home Loan Bank of New York (“FHLBNY”) under a blanket collateral agreement to secure the Company’s line of credit and term borrowings.

Loan Origination / Risk Management

The Company has lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk.  Management and the board of directors reviews and approves these policies and procedures on a regular basis.  A reporting system supplements the review process by frequently providing management with reports related to loan production, loan quality, loan delinquencies, nonperforming and potential problem loans.  Diversification in the loan portfolio is also a means of managing risk associated with fluctuations in economic conditions.   Homogenous pools of purchased loans are subject to substantial prepurchase analyses led by a team of the Bank’s senior executives and credit analysts.  In each case, the Bank’s analytical processes consider the types of loans being evaluated, the underwriting criteria employed by the originating entity, the historical performance of such loans, especially in the most recent deeply recessionary environments, the collateral enhancements and other credit loss mitigation factors offered by the seller and the capabilities and financial stability of the servicing entities involved.  From a credit risk perspective, these loan pools also benefit from broad diversification, including wide geographic dispersion, the readily-verifiable historical performance of similar loans issued by the originators, as well as the overall experience and skill of the underwriters and servicing entities involved as counterparties to the Bank in these transactions.  The performance of all purchased loan pools are monitored regularly from detailed reports and remittance reconciliations provided at least monthly by the servicing entities.

Risk Characteristics of Portfolio Segments

Each portfolio segment generally carries its own unique risk characteristics.

The residential mortgage loan segment is impacted by general economic conditions, unemployment rates in the Bank’s service area, real estate values and the forward expectation of improvement or deterioration in economic conditions.  First and second lien residential mortgages, acquired via purchase are impacted by general economic conditions, unemployment rates in the general areas in which the loan collateral is located, real estate values in those areas and the forward expectation of improvement or deterioration in economic conditions.

The commercial loan segment is impacted by general economic conditions but, more specifically, the industry segment in which each borrower participates.  Unique competitive changes within a borrower’s specific industry, or geographic location could cause significant changes in the borrower’s revenue stream, and therefore, impact its ability to repay its obligations.  Commercial real estate is also subject to general economic conditions but changes within this segment typically lag changes seen within the consumer and commercial segment.  Included within this portfolio are both owner occupied real estate, in which the borrower occupies the majority of the real estate property and upon which the majority of the sources of repayment of the obligation is dependent upon, and non-owner occupied real estate, in which several tenants comprise the repayment source for this portfolio segment.  The composition and competitive position of the tenant structure may cause adverse changes in the repayment of debt obligations for the non-owner occupied class within this segment.

The consumer loan segment is impacted by general economic conditions, unemployment rates in the geographic areas in which borrowers and loan collateral are located, and the forward expectation of improvement or deterioration in economic conditions.

Real estate loans, including residential mortgages, commercial real estate loans and home equity, comprise 70% of the portfolio in 2019, similar to the composition in 2018, where such loans represented 77% of total loans.  Loans secured by real estate generally provide strong collateral protection and thus significantly reduce the inherent credit risk in the portfolio.

Management has reviewed its loan portfolio and determined that, to the best of its knowledge, little or no exposure exists to sub-prime or other high-risk residential mortgages.  The Company is not in the practice of originating these types of loans.

Description of Credit Quality Indicators

The Company utilizes an eight tier risk rating system to evaluate the quality of its loan portfolio.  Loans that are risk rated “1” through “4” are considered “Pass” loans.  In accordance with regulatory guidelines, loans rated “5” through “8” are termed “criticized” loans and loans rated “6” through “8” are termed “classified” loans.  A description of the Company’s credit quality indicators follows.

For Commercial Loans:

1.

Prime: A loan that is fully secured by properly margined Pathfinder Bank deposit account(s) or an obligation of the US Government.  It may also be unsecured if it is supported by a very strong financial condition and, in the case of a commercial loan, excellent management.  There exists an unquestioned ability to repay the loan in accordance with its terms.

2.

Strong: Desirable relationship of somewhat less stature than Prime grade.  Possesses a sound documented repayment source, and back up, which will allow repayment within the terms of the loan.  Individual loans backed by solid assets, character and integrity.  Ability of individual or company management is good and well established.  Probability of serious financial deterioration is unlikely.

3.

Satisfactory: Stable financial condition with cash flow sufficient for debt service coverage.  Satisfactory loans of average strength having some deficiency or vulnerability to changing economic or industry conditions but performing as agreed with documented evidence of repayment capacity.  May be unsecured loans to borrowers with satisfactory credit and financial strength.  Satisfactory provisions for management succession and a secondary source of repayment exists.

4.

Satisfactory Watch: A four is not a criticized or classified credit. These credits do not display the characteristics of a criticized asset as defined by the regulatory definitions. A credit is given a Satisfactory Watch designation if there are matters or trends observed deserving attention somewhat beyond normal monitoring.  Borrowing obligations may be handled according to agreement but could be adversely impacted by developing factors such as industry conditions, operating problems, pending litigation of a significant nature or declining collateral quality and adequacy.

5.

Special Mention: A warning risk grade that portrays one or more weaknesses that may be tolerated in the short term.  Assets in this category are currently protected but are potentially weak.  This loan would not normally be booked as a new credit, but may have redeeming characteristics persuading the Bank to continue working with the borrower.  Loans accorded this classification have potential weaknesses which may, if not checked or corrected, weaken the company’s assets, inadequately protect the Bank’s position or effect the orderly, scheduled reduction of the debt at some future time.

6.

Substandard: The relationship is inadequately protected by the current net worth and cash flow capacity of the borrower, guarantor/endorser, or of the collateral pledged.  Assets have a well-defined weakness or weaknesses that jeopardize the orderly liquidation of the debt.  The relationship shows deteriorating trends or other deficient areas.  The loan may be nonperforming and expected to remain so for the foreseeable future.  Relationship balances may be adequately secured by asset value; however a deteriorated financial condition may necessitate collateral liquidation to effect repayment.  This would also include any relationship with an unacceptable financial condition requiring excessive attention of the officer due to the nature of the credit risk or lack of borrower cooperation.

7.

Doubtful: The relationship has all the weaknesses inherent in a credit graded 5 with the added characteristic that the weaknesses make collection on the basis of currently existing facts, conditions and value, highly questionable or improbable.  The possibility of some loss is extremely high, however its classification as an anticipated loss is deferred until a more exact determination of the extent of loss is determined.  Loans in this category must be on nonaccrual.

8.

Loss: Loans are considered uncollectible and of such little value that continuance as bankable assets is not warranted.  It is not practicable or desirable to defer writing off this basically worthless asset even though partial recovery may be possible in the future.

For Residential Mortgage and Consumer Loans:

Residential mortgage and consumer loans are assigned a “Pass” rating unless the loan has demonstrated signs of weakness as indicated by the ratings below.

5.	Special Mention: All loans sixty days past due are classified Special Mention. The loan is not upgraded until it has been current for six consecutive months.
6.	Substandard: All loans 90 days past due are classified Substandard. The loan is not upgraded until it has been current for six consecutive months.
7.

Doubtful: The relationship has all the weaknesses inherent in a credit graded 5 with the added characteristic that the weaknesses make collection on the basis of currently existing facts, conditions and value, highly questionable or improbable. The possibility of some loss is extremely high.

The risk ratings for classified loans are evaluated at least quarterly for commercial loans or when credit deficiencies arise, such as delinquent loan payments, for commercial, residential mortgage or consumer loans.  See further discussion of risk ratings in Note 1.

The following table presents the segments and classes of the loan portfolio summarized by the aggregate pass rating and the criticized and classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system:

	As of December 31, 2019
		Special
(In thousands)	Pass	Mention	Substandard	Doubtful	Total
Residential mortgage loans:
1-4 family first-lien residential mortgages	$205,554	$1,093	$1,731	$1,181	$209,559
Construction	3,963	-	-	-	3,963
Loans held-for-sale	35,790	-	-	-	35,790
Total residential mortgage loans	245,307	1,093	1,731	1,181	249,312
Commercial loans:
Real estate	238,288	12,473	3,194	302	254,257
Lines of credit	50,396	7,945	276	-	58,617
Other commercial and industrial	72,653	8,473	923	43	82,092
Tax exempt loans	8,067	-	-	-	8,067
Total commercial loans	369,404	28,891	4,393	345	403,033
Consumer loans:
Home equity and junior liens	45,414	191	477	307	46,389
Other consumer	82,252	167	188	-	82,607
Total consumer loans	127,666	358	665	307	128,996
Total loans	$742,377	$30,342	$6,789	$1,833	$781,341

	As of December 31, 2018
		Special
(In thousands)	Pass	Mention	Substandard	Doubtful	Total
Residential mortgage loans:
1-4 family first-lien residential mortgages	$228,563	$999	$1,190	$1,771	$232,523
Construction	7,121	-	-	-	7,121
Total residential mortgage loans	235,684	999	1,190	1,771	239,644
Commercial loans:
Real estate	201,997	8,299	1,947	71	212,314
Lines of credit	42,489	1,491	233	22	44,235
Other commercial and industrial	59,344	3,268	612	135	63,359
Tax exempt loans	9,320	-	-	-	9,320
Total commercial loans	313,150	13,058	2,792	228	329,228
Consumer loans:
Home equity and junior liens	25,706	144	173	86	26,109
Other consumer	25,294	95	35	-	25,424
Total consumer loans	51,000	239	208	86	51,533
Total loans	$599,834	$14,296	$4,190	$2,085	$620,405

Nonaccrual and Past Due Loans

Loans are placed on nonaccrual when the contractual payment of principal and interest has become 90 days past due or management has serious doubts about further collectability of principal or interest, even though the loan may be performing.

Loans are considered past due if the required principal and interest payments have not been received within thirty days of the payment due date.

An age analysis of past due loans, not including net deferred loan costs, segregated by portfolio segment and class of loans, for the years ended December 31, are detailed in the following tables:

	As of December 31, 2019
	30-59 Days	60-89 Days	90 Days
	Past Due	Past Due	and	Total		Total Loans
(In thousands)	and Accruing	and Accruing	Over	Past Due	Current	Receivable
Residential mortgage loans:
1-4 family first-lien residential mortgages	$947	$744	$1,613	$3,304	$206,255	$209,559
Construction	-	-	-	-	3,963	3,963
Loans held-for-sale	-	-	-	-	35,790	35,790
Total residential mortgage loans	947	744	1,613	3,304	246,008	249,312
Commercial loans:
Real estate	953	100	2,271	3,324	250,933	254,257
Lines of credit	4,464	25	68	4,557	54,060	58,617
Other commercial and industrial	2,747	315	591	3,653	78,439	82,092
Tax exempt loans	-	-	-	-	8,067	8,067
Total commercial loans	8,164	440	2,930	11,534	391,499	403,033
Consumer loans:
Home equity and junior liens	315	130	480	925	45,464	46,389
Other consumer	335	50	151	536	82,071	82,607
Total consumer loans	650	180	631	1,461	127,535	128,996
Total loans	$9,761	$1,364	$5,174	$16,299	$765,042	$781,341

	As of December 31, 2018
	30-59 Days	60-89 Days	90 Days
	Past Due	Past Due	and	Total		Total Loans
(In thousands)	and Accruing	and Accruing	Over	Past Due	Current	Receivable
Residential mortgage loans:
1-4 family first-lien residential mortgages	$1,507	$505	$1,176	$3,188	$229,335	$232,523
Construction	-	-	-	-	7,121	7,121
Total residential mortgage loans	1,507	505	1,176	3,188	236,456	239,644
Commercial loans:
Real estate	4,261	364	323	4,948	207,366	212,314
Lines of credit	1,033	111	22	1,166	43,069	44,235
Other commercial and industrial	814	44	387	1,245	62,114	63,359
Tax exempt loans	-	-	-	-	9,320	9,320
Total commercial loans	6,108	519	732	7,359	321,869	329,228
Consumer loans:
Home equity and junior liens	247	6	35	288	25,821	26,109
Other consumer	226	65	107	398	25,026	25,424
Total consumer loans	473	71	142	686	50,847	51,533
Total loans	$8,088	$1,095	$2,050	$11,233	$609,172	$620,405

Year-end nonaccrual loans, segregated by class of loan, were as follows:

	December 31,	December 31,
(In thousands)	2019	2018
Residential mortgage loans:
1-4 family first-lien residential mortgages	$1,613	$1,176
Total residential mortgage loans	1,613	1,176
Commercial loans:
Real estate	2,343	415
Lines of credit	68	28
Other commercial and industrial	591	387
Total commercial loans	3,002	830
Consumer loans:
Home equity and junior liens	480	35
Other consumer	151	107
Total consumer loans	631	142
Total nonaccrual loans	$5,246	$2,148

There were no loans past due ninety days or more and still accruing interest at December 31, 2019 or 2018.

The Company is required to disclose certain activities related to Troubled Debt Restructurings (“TDR”) in accordance with accounting guidance. Certain loans have been modified in a TDR where economic concessions have been granted to a borrower who is experiencing, or expected to experience, financial difficulties. These economic concessions could include a reduction in the loan interest rate, extension of payment terms, reduction of principal amortization, or other actions that it would not otherwise consider for a new loan with similar risk characteristics.

The Company is required to disclose new TDRs for each reporting period for which an income statement is being presented.  Pre-modification outstanding recorded investment is the principal loan balance less the provision for loan losses before the loan was modified as a TDR.  Post-modification outstanding recorded investment is the principal balance less the provision for loan losses after the loan was modified as a TDR.  Additional provision for loan losses is the change in the allowance for loan losses between the pre-modification outstanding recorded investment and post-modification outstanding recorded investment.

The table below details loans that had been modified as TDRs for the year ended December 31, 2019.

	For the year ended December 31, 2019
(In thousands)	Number of loans	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Additional provision for loan losses
Residential real estate loans	1	$205	$250	$-

The TDR evaluated for impairment for the twelve months ended December 31, 2019 has been classified as a TDR due to economic concessions granted, which consisted of additional funds advanced without associated increases in collateral and an extended maturity date that will result in a delay in payment from the original contractual maturity.

The table below details loans that have been modified as TDRs for the year ended December 31, 2018.

	For the year ended December 31, 2018
(In thousands)	Number of loans	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Additional provision for loan losses
Other commercial and industrial loans	1	$300	$300	$-
Commercial real estate loans	1	$123	$137	$14

The TDRs individually evaluated for impairment have been classified as TDRs due to economic concessions granted, which consisted of additional funds advanced without associated increases in collateral and/or an extended maturity date that will result in a delay in payment from the original contractual maturity.  The Company was required to increase the specific reserves against the commercial real estate loan individually reviewed for impairment by $14,000, which was a component of the provision of loan losses in the fourth quarter of 2018.

The Company is required to disclose loans that have been modified as TDRs within the previous 12 months in which there was payment default after the restructuring.  The Company defines payment default as any loans 90 days past due on contractual payments.

The Company had no loans that had been modified as TDRs during the twelve months prior to December 31, 2019, which had subsequently defaulted during the year ended December 31, 2019.

The Company had no loans that had been modified as TDRs during the twelve months prior to December 31, 2018, which had subsequently defaulted during the year ended December 31, 2018.

When the Company modifies a loan within a portfolio segment that is individually evaluated for impairment, a potential impairment is analyzed either based on the present value of the expected future cash flows discounted at the interest rate of the original loan terms or the fair value of the collateral less costs to sell. If it is determined that the value of the loan is less than its recorded investment, then impairment is recognized as a component of the provision for loan losses, an associated increase to the allowance for loan losses or as a charge-off to the allowance for loan losses in the current period.

Impaired Loans

The following table summarizes impaired loans information by portfolio class:

	December 31, 2019			December 31, 2018
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
(In thousands)	Investment	Balance	Allowance	Investment	Balance	Allowance
With no related allowance recorded:
1-4 family first-lien residential mortgages	$1,027	$1,027	$-	$1,221	$1,226	$-
Commercial real estate	3,996	4,067	-	2,387	2,448	-
Commercial lines of credit	86	86	-	228	228	-
Other commercial and industrial	69	77	-	451	452	-
Home equity and junior liens	40	40	-	-	-	-
Other consumer	55	55	-	-	-	-

With an allowance recorded:
1-4 family first-lien residential mortgages	584	584	97	606	606	108
Commercial real estate	450	450	78	486	486	100
Commercial lines of credit	98	98	98	28	28	28
Other commercial and industrial	866	866	406	373	373	255
Home equity and junior liens	180	180	150	207	207	140
Other consumer	36	36	1	-	-	-

Total:
1-4 family first-lien residential mortgages	1,611	1,611	97	1,827	1,832	108
Commercial real estate	4,446	4,517	78	2,873	2,934	100
Commercial lines of credit	184	184	98	256	256	28
Other commercial and industrial	935	943	406	824	825	255
Home equity and junior liens	220	220	150	207	207	140
Other consumer	91	91	1	-	-	-
Totals	$7,487	$7,566	$830	$5,987	$6,054	$631

The following table presents the average recorded investment in impaired loans for years ended December 31:

(In thousands)	2019	2018
1-4 family first-lien residential mortgages	$1,622	$1,842
Commercial real estate	3,868	4,555
Commercial lines of credit	295	343
Other commercial and industrial	1,015	965
Home equity and junior liens	220	224
Other consumer	76	-
Total	$7,096	$7,929

The following table presents the cash basis interest income recognized on impaired loans for the years ended December 31:

(In thousands)	2019	2018
1-4 family first-lien residential mortgages	$62	$61
Commercial real estate	190	175
Commercial lines of credit	16	28
Other commercial and industrial	66	38
Home equity and junior liens	11	12
Other consumer	7	-
Total	$352	$314